Expense Example - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIP Disciplined Small Cap Portfolio	Apr. 29, 2023 USD ($)
VIP Disciplined Small Cap Portfolio - Initial Class
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	604
VIP Disciplined Small Cap Portfolio - Service Class
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	726
VIP Disciplined Small Cap Portfolio - Service Class 2
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	$ 906